Inventories - Additional Information (Details) - Cost of Sales - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory [Line Items]
Cost of inventories recognised as expense during period	€ 11,592	€ 8,842	€ 28,065
Inventory write-down	€ 738	€ 70	€ 627